Accounts receivable, net (Tables)	12 Months Ended
Dec. 31, 2015
Accounts receivable, net [Abstract]
Schedule of Accounts Receivable
Continuing operations (In thousands)	December 31, 2014	December 31, 2015
Accounts receivable	5,311	11,392
Less: Allowance for doubtful accounts	(131)	(126)
Accounts receivable, net	5,180	11,266

Schedule of Allowance for Doubtful Accounts

(In thousands)	December 31, 2013	December 31, 2014	December 31, 2015
Balance at beginning of the year	—	—	131
Additions	—	523	4
Reversals	—		—
Write-off	—	(393)	—
Exchange difference	—	1	(9)
Balance at end of the year	—	131	126